SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Feb. 23, 2013
Accounting Policies [Abstract]
Changes in the Company's self-insurance liabilities

Changes in the Company’s self-insurance liabilities consisted of the following:

	2013	2012	2011
Beginning balance	$81	$83	$77
Expense	29	23	32
Claim payments	(27)	(25)	(26)

Ending balance	83	81	83
Less current portion	(27)	(26)	(27)

Long-term portion	$56	$55	$56